January 5, 2023

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re: James Alpha Funds Trust (the “Trust”)

Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A

(File No. 333-249652, CIK No. 0001829774)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 Act (“1933 Act”), and on behalf of the Registrant, I hereby certify that, with respect to the below-referenced Funds and share classes of the Trust, the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A that was filed with the U.S. Securities and Exchange Commission on December 29, 2022 (SEC Accession No 0001580642-22-006511).

Fund	Share Class
Easterly Global Real Estate Fund	A / C / I / R6
Easterly Hedged Equity Fund	A / C / I / R6

Sincerely,

/s/ Timothy Burdick

Timothy Burdick

Assistant Secretary of the Trust